Supplemental information - Wages and Benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Supplemental Information [Line Items]
Wages and benefits	$ 148,968	$ 120,690
Operating expense [Member]
Disclosure Of Supplemental Information [Line Items]
Wages and benefits	87,418	75,165
General and administration expense [Member]
Disclosure Of Supplemental Information [Line Items]
Wages and benefits	$ 61,550	$ 45,525